EPIPHANY FUNDS

Epiphany FFV Fund Class A shares EPVAX Class C shares EPVCX Class N shares EPVNX	Epiphany FFV Small Cap Fund Class A shares EPFAX Class C shares EPFCX Class N shares EPFNX
Epiphany FFV Strategic Income Fund Class A shares EPIAX Class C shares EPICX Class N shares EPINX	Dana Large Cap Core Fund Class A shares EPCAX Class C shares EPCCX Class N shares EPCNX
Epiphany FFV Latin America Fund Class A shares ELAAX Class C shares ELACX Class N shares ELANX

Supplement dated April 20, 2012 to the Statement of Additional Information dated March 12, 2012, as updated March 21, 2012 and March 30, 2012 (“SAI”)

The following is added to section “Investment Strategies Risks” in the SAI:

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Funds, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to Fund operations.  Accordingly, the Funds are not subject to registration or regulation as a commodity pool operator.

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The following replaces the section titled “Portfolio Management” on page 23 of the SAI:

Each of the Portfolio Managers is also responsible for managing other account portfolios in addition to the respective Funds that they manage.  Management of other accounts in additions to the Funds can present certain conflicts of interest, including those associated with different fee structures and various trading practices.  The Adviser has implemented specific policies and procedures to address any potential conflicts.

The Adviser and Sub-Adviser manage certain accounts, including private investment funds for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”).  As a result of the performance based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts.  None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.

The following tables indicate the number of accounts and assets under management (in millions) for each type of account as of October 31, 2011.

Samuel J. Saladino, III, Portfolio Manager, Epiphany FFV Fund, Epiphany FFV Latin America Fund and Epiphany FFV Small Cap Fund.

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	10.1	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	58	0	12.6	0

Duane Roberts, Portfolio Manager,Dana Large Cap Core Fund and Epiphany FFV Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	19.8	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	331	2	592	4.6

Greg Dahlman, Portfolio Manager, Dana Large Cap Core Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	9.7	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	72	2	199	4.6

David Stamm, Portfolio Manager, Dana Large Cap Core Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	9.7	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	88	2	121	4.6

Michael Honkamp, Portfolio Manager, Epiphany FFV Strategic Income Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	9.6	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	88	0	121	0

J. Joseph Veranth, Portfolio Manager, Epiphany FFV Strategic Income Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	9.6	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	86	0	1,091	0

Javier Creixell, Portfolio Manager, Epiphany FFV Latin America Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

The Adviser and Sub-Adviser do not believe that any material conflicts of interest exist as a result of the portfolio managers advising the Funds and the other accounts listed above.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts.  The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts.   Another potential conflict of interest may arise where another account has the same investment objective as one of the Funds, whereby the portfolio manager could favor one account over another.  Further, a potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

All portfolio managers are paid by their adviser a competitive base salary based on experience, external market comparison to similar positions, and other business factors.  As an owner of the Adviser, Mr. Saladino’s total compensation includes a salary and a portion of the Adviser's profits. As a minority owner of the Adviser, Mr. Roberts also receives a portion of profits, if any.”

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You should read this Supplement in conjunction with the Prospectus for the Epiphany Funds dated March 1, 2012, as updated March 30, 2012 and April 20, 2012 the Prospectus for the Dana Large Cap Core Fund dated March 1, 2012 and the Prospectus for the Epiphany FFV Latin America Fund dated March 12, 2012, as updated March 21, 2012, and the Statement of Additional Information dated March 12, 2012, as updated March 21, 2012 and March 30, 2012, each of which provide information that you should know about the Funds before investing.  Both the Prospectus and the Statement of Additional Information, as amended, have been filed with the Securities and Exchange Commission, are incorporated by reference.  A free copy of these documents can be obtained without charge by contacting the transfer agent, Gemini Fund Services, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, or by calling 1-800-320-2185.

Please retain this Supplement for future reference.